RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
Year ended	August 31, 2018	August 31, 2017	August 31, 2016
Salaries	$963	$1,093	$1,274
Directors fees	184	235	235
Share-based payments – management	13	396	72
Share-based payments - directors	12	504	61
Total	$1,172	$2,228	$1,642